Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Parties	The Company’s related parties with which the Company had transactions include its subsidiaries, any director or executive officers of the Company and his or her immediate family members, as well as any shareholders owning more than 5% of the Company’s Ordinary Shares.
Name of Related Party	Relationship to the Company
Dr. Chi Sing Chiu	The controlling shareholder and chairman of the board of director of the Company

Ms. Woon Bing Yeung	A shareholder of the Company and spouse of Dr. Chi Sing Chiu

Dongguan Concord Internet of Things Seienct Technology.Ltd (“Dongguan Concord Internet”)	An entity controlled by Dr. Chi Sing Chiu
Purchases from a related party consisted of the following:
		For the years ended March 31,
Name	Related party relationship	2024	2023	2022
Dongguan Concord Internet	An entity controlled by Dr. Chi Sing Chiu	$-	$-	$32,846
Refund from a related party consisted of the following:
		For the years ended March 31,
Name	Related party relationship	2024	2023	2022
Dongguan Concord Internet	An entity controlled by Dr. Chi Sing Chiu	$-	$48,164	$-
Collection of loan to a related party consisted of the following:
		For the years ended March 31,
Name	Related party relationship	2024	2023	2022
Dr. Chi Sing Chiu	Chairman of the Board and controlling shareholder of the Company	$-	$430,121	$-
Repayment of loan from a related party consisted of the following:
		For the years ended March 31,
Name	Related party relationship	2024	2023	2022
Ms. Woon Bing Yeung	A shareholder of the Company and spouse of Dr. Chi Sing Chiu	$-	$215,388	$-